CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT)
Merger and recapitalization, redemptions and issuance costs	$ 1,413
PIPE financing, issuance costs	1,900
Common stock and warrants issued in private placement, issuance costs	$ 2,641